Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Debt Instrument [Line Items]
Other long term debt, debt raised during the year	₨ 325,517.1	₨ 335,048.9
Other long-term debt	701,885.6	581,969.0	$ 10,780.0
Lower tier II capital
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital under RBI regulatory guidelines	20,000.0	0.0
Upper tier II capital
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital under RBI regulatory guidelines	80,000.0	0.0
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	32,260.9	62,353.1
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt	₨ 669,624.7	₨ 519,615.9